Long-Term Loan	6 Months Ended
Jun. 30, 2020
Long-term Loan [Abstract]
Long-term Loan

NOTE 11 - Long-term Loan

The Company has a car loan credit line of NT$1,500,000 (approximately US$48,371), which matures on May 21, 2024, from a Taiwan financing company with annual interest rate of 9.7%. The installment payment plan is 60 months to pay off the balance on the 21st of each month. Future installment payments as of June 30, 2020 and December 31, 2019 are as follows:

(Unaudited)
Twelve months ending June 30,
2021	$12,901
2022	12,901
2023	12,901
2024	11,826
Total installment payments	50,529
Less: Imputed interest	(8,628)
Present value of long-term loan	41,901
Current portion	(9,242)
Non-current portion	$32,659

Twelve months ending December 31,
2020	$12,698
2021	12,698
2022	12,698
2023	12,698
2024	5,292
Total installment payments	56,084
Less: Imputed interest	(10,615)
Present value of long-term loan	45,469
Current portion	(8,666)
Non-current portion	$36,803